UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10145

                              BAILLIE GIFFORD FUNDS
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
             -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Angus N G Macdonald
                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
             -----------------------------------------------------
                     (Name and address of agent for service)

Registrant's  telephone number, including area code: 011-44-131-275-2000
                                                    ---------------------

                      Date of fiscal year end: December 31
                                              ------------

         Date of reporting period: January 1, 2007 to December 31, 2007
                                  --------------------------------------

The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1. REPORTS TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

     |-------------------------------------------------------------------------
     |
     |  BAILLIE GIFFORD
     |  EMERGING MARKETS FUND
     |  Annual Report
     |  December 31, 2007

INDEX

BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                             PAGE NUMBER

MANAGEMENT DISCUSSION                                            1

FUND EXPENSES                                                    4

EMERGING MARKETS FUND


      Industry Diversification Table                             6

      Portfolio of Investments                                   7

      Statement of Assets and Liabilities                        11

      Statement of Operations                                    12

      Statements of Changes in Net Assets                        13

      Financial Highlights

             Selected Data for Class I                           14

             Selected Data for Class III                         15

      Notes to Financial Statements                              16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM          24

SUPPLEMENTAL INFORMATION                                         25

                              MANAGEMENT DISCUSSION
                      BAILLIE GIFFORD EMERGING MARKETS FUND


1) MARKET CONDITIONS AND REVIEW OF PERFORMANCE DURING 2007

2007 was the fifth consecutive year of strong returns from Emerging Markets Fund. For the year ended December 31, 2007, the Emerging Markets Fund returned 46.6%, outperforming its benchmark, the MCSI Emerging Markets Index, which rose 39.8% over the year. Within this good absolute performance, Brazil, India and China performed particularly strongly, though Taiwan and Mexico were notable underperformers, Mexico being hurt by its proximity to a slowing US economy.

During the year, stock selection in South Korea, Russia, Malaysia and China made the most notable contribution to relative performance, and at the sector level, stock selection in Energy and Materials was particularly strong. In South Korea, the overweight positions in Samsung Corporation (trade, engineering and construction company), Samsung Heavy Industries (oil tanker & container ship manufacturer) and not holding Samsung Electronics (which manufactures products such as LCD screens), were strong drivers of relative performance. In Russia, not holding oil exploration and production company Lukoil, and the overweight position in Vimpel Communications (mobile phone company) helped. In China, Gome Electrical Appliances (China's leading electronics retailer) and China Shenhua Energy (China's largest coal producer) both performed well, and in Malaysia, IOI Corporation (palm oil and rubber manufacturer) and Sime Darby (diversified conglomerate) also helped.

Stock selection in Taiwan and Hong Kong was less successful. In Taiwan, TSMC (semiconductor manufacturer) and Hon Hai Precision (electronics manufacturer) both underperformed as concerns persisted that a slowdown in developed economies could hit technology spending, and in Hong Kong, Hutchison Telecommunications underperformed.

2) REVIEW OF PERFORMANCE DURING THE FOURTH QUARTER OF 2007

During the fourth quarter of 2007, the Emerging Markets Fund returned 6.8%, outperforming its benchmark by approximately 3.1%.

In terms of regional performance, the fourth quarter was more mixed, and in many ways the reverse of the previous nine months, with the EMEA (Europe, the Middle East, and Africa) region being the standout performer and both Latin America and Asia lagging behind. The fund benefited from stock selection in South Korea, Brazil and Russia. In South Korea, the overweight positions in Hyundai Fire & Marine Insurance (non-life insurer) and Samsung Fire & Marine Insurance (also a non-life insurer) helped relative performance, boosted by takeover speculation within the country's financial sector. In Brazil, Petrobras benefited from announcing the discovery of significant new potential reserves in the Tupi field. In Russia, the overweight positions in Vimpel Communications, Evraz Group (steel producer) and Rosneft (oil producer) helped. Also helpful was India's Reliance Industries (petrochemicals company).

                              MANAGEMENT DISCUSSION
                      BAILLIE GIFFORD EMERGING MARKETS FUND


Stock selection in Indonesia and South Africa offset some of the good stock selection in other countries. In Indonesia, the Fund was hurt by not owning Bumi Resources (coal company) and Bank Mandiri underperformed. In South Africa, the overweight position in Naspers, the diversified media group, detracted from relative performance.

At the sector level, stock selection in Materials, Energy and Financials was strong, though some of the Technology stocks such as Hon Hai Precision and Greatek Electronics (Taiwan) detracted.

3) INVESTMENT STRATEGIES USED TO MANAGE THE FUND

Baillie Gifford are growth managers with a bottom up approach to stock picking. We look for companies with the ability to generate sustainable earnings growth. In determining the potential of a company, we pay particular attention to competitive advantage, management attitudes, financial strength, and the industry background that a company operates in. We regularly meet the management of the companies within our investment universe and constantly revisit the investment case for companies within the portfolio to ensure that our expectations are being met.

4) OUTLOOK

Over 2007, emerging markets have proven to be fairly resilient in the face of the credit crunch and liquidity squeeze that affected many developed economies. We believe that such resilience is merited given the relatively strong economic fundamentals enjoyed by many of the leading emerging economies, and the fact that intra-regional trade has become increasingly important over the last few years.

Having said that, there remains some dependency on exports to the West, and emerging markets can still be perceived as a "risky asset class" in times of uncertainty, so it seems almost inevitable that volatility will increase in the year ahead as the uncertainty regarding exposure to sub prime debt, and the extent and length of a US slowdown, continues. In absolute terms, the dispersion between winners and losers is likely to increase.

So, there will likely be difficulties in the year ahead, we may well see further rebalancing, and a key question is whether (or to what extent) China's remarkable growth will slow? Overall, we expect emerging markets to continue to increase their contribution to global growth, but there may well be occasions when share prices become detached from what we believe are, on the whole, positive fundamentals.

                              MANAGEMENT DISCUSSION
                      BAILLIE GIFFORD EMERGING MARKETS FUND

--------------------------------------------------------------------------------
LONG TERM FUND PERFORMANCE FOR PERIODS ENDED 12/31/07
(AVERAGE ANNUAL TOTAL RETURNS)

                                                            Since Inception
                                      One Year              (April 4, 2003)
                                 -------------------     -----------------------

The Emerging Markets Fund              46.6%                     44.5%
--------------------------------------------------------------------------------



                               [GRAPHIC OMITTED]



Past performance is not a guarantee of future results. Returns for the Emerging Markets Fund are before taxes and are net of all expenses, advisory fees and commission charges and include the re-investment of the Fund's dividends and distributions.
The MSCI Emerging Markets Index is a market capitalization Index designed to measure equity performance in global emerging markets. The Index is unmanaged, is not available for investment, and does not reflect sales charges, fees, commissions, taxes or other expenses of investing. The Fund's holdings may differ from the index.

FUND EXPENSES (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include purchase premiums and redemption fees and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in the other mutual funds.

The example is based on an investment of $1,000,000 (the minimum investment requirement) invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000,000 (for example, an $8,600,000 account value divided by $1,000,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES (UNAUDITED) (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED       EXPENSES PAID
                                                        BEGINNING          ENDING        EXPENSE RATIO        DURING
                                                         ACCOUNT          ACCOUNT       BASED ON PERIOD       PERIOD
                                                          VALUE            VALUE          7/01/07 TO        7/01/07 TO
                                                         7/01/07          12/31/07         12/31/07          12/31/07
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD EMERGING MARKETS FUND - CLASS I*
     Actual                                           $1,000,000.00     $994,353.10          1.37%           $1,722.61
     Hypothetical (5% return before expenses)         $1,000,000.00    $1,018,295.52         1.37%           $6,973.18
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD EMERGING MARKETS FUND - CLASS III
     Actual                                           $1,000,000.00    $1,236,664.09         0.86%           $4,859.28
     Hypothetical (5% return before expenses)         $1,000,000.00    $1,020,860.36         0.86%           $4,390.44
---------------------------------------------------------------------------------------------------------------------------


* Commencement of investment operations for Class I is November 15, 2007.

Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 12/31/07. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling Baillie Gifford Overseas Limited collect at 011-44-131-275-2000 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Information   regarding  how  the  Fund  voted  proxies  relating  to  portfolio securities during the most recent 12-month period ended June 30 is also available upon request by calling Baillie Gifford Overseas Limited collect at 011-44-131-275-2000 or by accessing the Fund's Form N-PX on the Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may also be viewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

INDUSTRY DIVERSIFICATION TABLE
DECEMBER 31, 2007 (UNAUDITED)              BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                                    % OF TOTAL
                                                 U.S. $ VALUE       NET ASSETS
                                                --------------     ------------
Banks                                              25,439,046           11.3%
Beverages, Food & Tobacco                           1,468,939            0.7
Chemicals                                          11,316,001            5.0
Computers                                           3,515,984            1.6
Construction & Building Materials                   9,157,615            4.1
Diversified Financial Services                     14,293,971            6.4
Diversified Industrials                            13,372,272            5.9
Electronic & Electrical Equipment                  15,592,649            6.9
Engineering - General                               1,967,972            0.9
Engineering & Machinery                               837,455            0.4
Food Producers & Processors                         3,585,045            1.6
Insurance                                           9,448,507            4.2
Media & Photography                                 1,716,154            0.8
Mining & Metals                                    28,776,568           12.8
Oil & Gas                                          37,324,063           16.6
Pharmaceuticals                                     3,682,182            1.6
Retailers-General                                  16,066,398            7.1
Telecommunication Services                         20,876,094            9.3
Transportation                                      3,182,726            1.4
                                                --------------     ---------

Total Value of Investments                        221,619,641           98.6%
Other assets less liabilities                       3,179,588            1.4
                                                --------------     ---------
Net Assets                                       $224,799,229          100.0%
                                                ==============     =========

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2007                          BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------
COMPANY                                                   SHARES    U.S. $ VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.9%
BRAZIL - 8.9%
Companhia Vale do Rio Doce ADR                            107,600    $ 3,515,292
JBS SA (a)                                                273,118        920,622
Lojas Renner SA                                            68,300      1,381,348
Petroleo Brasileiro SA ADR                                111,300     12,826,212
Unibanco - Uniao de Bancos Brasileiros SA GDR               9,500      1,326,580
                                                                     -----------
                                                                      19,970,054
                                                                     -----------
BOLIVIA - 0.5%
Apex Silver Mines Ltd. (a)                                 69,239      1,055,202
                                                                     -----------
CHINA - 15.7%
Angang Steel Co. Ltd., Class H                            689,960      1,889,174
C C Land Holdings Ltd.                                    706,000      1,028,569
China Insurance International Holdings Co., Ltd. (a)      393,000      1,078,590
China Mobile Ltd.                                         176,500      3,121,470
China National Building Material Co., Ltd., Class H       558,000      2,150,448
China Overseas Land & Investment Ltd.                   1,166,000      2,410,537
China Power International Development Ltd.              3,161,000      1,483,733
China Shenhua Energy Co., Ltd., Class H                   552,500      3,301,934
China Unicom Ltd.                                       1,318,000      3,025,650
CNOOC Ltd.                                              1,362,000      2,319,666
GOME Electrical Appliances Holdings Ltd.                1,091,000      2,770,385
Hutchison Telecommunications International Ltd.         1,925,000      2,893,400
Jiangsu Express Co., Ltd., Class H                        844,000        920,050
Kingboard Chemical Holdings Ltd.                          344,000      2,047,041
Li Ning Co., Ltd.                                         454,000      1,691,423
PetroChina Co., Ltd., Class H                           1,206,000      2,149,870
SINA Corp. (a)                                             24,200      1,072,302
                                                                     -----------
                                                                      35,354,242
                                                                     -----------
COLOMBIA - 0.8%
Bancolombia SA ADR                                         49,500      1,683,990
                                                                     -----------
EGYPT - 0.0%
Orascom Construction Industries GDR                           452         93,772
                                                                     -----------
INDIA - 5.9%
ICICI Bank Ltd.                                            41,000      1,288,512
JSW Steel Ltd.                                            132,400      4,432,368
Reliance Industries Ltd. GDR                              101,500      7,423,419
                                                                     -----------
                                                                      13,144,299
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

DECEMBER 31, 2007                          BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------
COMPANY                                                  SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------
INDONESIA - 3.6%
PT Bank Mandiri                                         5,477,000    $ 2,040,937
PT Bank Rakyat Indonesia                                2,872,000      2,262,742
PT Indosat Tbk                                          2,486,000      2,289,476
PT Telekomunikasi Indonesia Tbk                         1,484,500      1,604,224
                                                                     -----------
                                                                       8,197,379
                                                                     -----------
IRELAND - 0.8%
Kenmare Resources Plc. (a)                              1,584,161      1,687,086
                                                                     -----------
LUXEMBOURG - 1.9%
Ternium SA ADR                                            103,900      4,167,429
                                                                     -----------
MALAYSIA - 2.5%
IOI Corp. Berhad                                        1,136,935      2,664,423
Sime Darby Berhad (a)                                     844,864      3,040,182
                                                                     -----------
                                                                       5,704,605
                                                                     -----------
MEXICO - 3.7%
America Movil SA de CV, Series L                          277,608        852,081
America Movil SA de CV, Series L ADR                       62,700      3,849,153
Grupo Financiero Banorte SA de CV, Class O                424,500      1,754,116
WalMart de Mexico SA de CV, Series V                      560,780      1,955,020
                                                                     -----------
                                                                       8,410,370
                                                                     -----------
RUSSIA - 11.3%
AO VimpelCom ADR                                           77,900      3,240,640
Cherepovets MK Severstal GDR (a)                          101,200      2,297,240
Evraz Group SA GDR Reg S                                   33,000      2,557,500
Gazprom ADR                                               138,200      7,835,940
Mining and Metallurgical Co., Norilsk Nickel ADR            8,400      2,226,000
OAO Rosneft Oil Co. GDR 144A*                             463,900      4,438,595
Pharmstandard, Class S GDR 144A* (a)                       48,500      1,331,325
Sberbank GDR Reg S                                            600        330,716
X5 Retail Group NV GDR (a)                                 32,400      1,182,600
                                                                     -----------
                                                                      25,440,556
                                                                     -----------
SOUTH AFRICA - 5.2%
ABSA Group Ltd.                                            85,200      1,383,775
FirstRand Ltd.                                            604,290      1,746,286
GEM Diamonds Ltd. (a)                                      88,000      1,699,176
Impala Platinum Holdings Ltd.                              32,100      1,114,331
International Ferro Metals Ltd. (a)                       565,224      1,350,162
Massmart Holdings Ltd.                                     91,756        966,651
Naspers Ltd., Class N                                      72,400      1,716,154
Nikanor Plc. (a)                                          132,500      1,651,103
                                                                     -----------
                                                                      11,627,638
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

DECEMBER 31, 2007                          BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------
COMPANY                                                   SHARES    U.S. $ VALUE
--------------------------------------------------------------------------------
SOUTH KOREA - 17.3%
Cheil Industries, Inc. (a)                                 78,300    $ 4,374,862
Daegu Bank (a)                                            114,000      1,893,809
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)     35,700      1,967,972
Hana Financial Group, Inc.                                 47,100      2,536,018
Hyundai Development Co. (a)                                26,130      2,554,239
Hyundai Marine & Fire Insurance Co., Ltd.                  98,300      2,677,902
Industrial Bank of Korea (a)                               91,000      1,711,020
NHN Corp. (a)                                               5,300      1,280,199
ORION Corp. (a)                                             5,500      1,468,939
Samsung Corp. (a)                                          95,690      7,360,376
Samsung Fire & Marine Insurance Co., Ltd.                  16,100      4,351,584
Samsung Heavy Industries Co., Ltd. (a)                     19,500        837,455
Shinsegae Co., Ltd. (a)                                     4,650      3,606,538
Yuhan Corp. (a)                                            10,840      2,350,857
                                                                     -----------
                                                                      38,971,770
                                                                     -----------
TAIWAN - 9.7%
China Life Insurance Co., Ltd. (a)                      2,402,000      1,340,431
Evergreen Marine Corp.                                  1,731,000      1,579,725
Far Eastern Department Stores Ltd.                      2,076,166      2,512,433
Far Eastern International Bank (a)                        827,000        266,449
Greatek Electronics, Inc.                               1,337,440      1,637,034
High Tech Computer Corp.                                   63,000      1,163,483
Hon Hai Precision Industry Co., Ltd.                      830,015      5,169,281
Taiwan Fertilizer Co., Ltd.                               752,000      1,845,541
Taiwan Semiconductor Manufacturing Co., Ltd.            2,496,518      4,772,206
Yang Ming Marine Transport                              2,071,416      1,603,001
                                                                     -----------
                                                                      21,889,584
                                                                     -----------
THAILAND - 0.5%
Bangkok Bank PCL NVDR                                     328,800      1,151,800
                                                                     -----------
TURKEY - 1.8%
Turkiye Garanti Bankasi AS                                314,513      2,817,135
Turkiye Is Bankasi, Class C                               204,200      1,280,333
                                                                     -----------
                                                                       4,097,468
                                                                     -----------
TURKMENISTAN - 1.5%
Dragon Oil Plc. (a)                                       477,196      3,289,051
                                                                     -----------
UNITED KINGDOM - 3.9%
Imperial Energy Corp. Plc. (a)                            117,700      3,631,552
International Personal Finance                            490,500      1,869,786
Standard Chartered Plc.                                    89,600      3,288,918
                                                                     -----------
                                                                       8,790,256
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

DECEMBER 31, 2007                          BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------
COMPANY                                                    SHARES   U.S. $ VALUE
--------------------------------------------------------------------------------
VIETNAM - 0.4%
Vietnam Resource Investments Holding Ltd. (a)              81,700   $    833,177
                                                                    ------------
TOTAL COMMON STOCKS
  (cost $131,483,281)                                                215,559,728
                                                                    ------------
PREFERRED STOCKS - 2.7%
BRAZIL -- 2.7%
Banco Bradesco SA                                          73,200      2,341,989
Itausa - Investimentos Itau SA                            563,226      3,717,924
                                                                    ------------
TOTAL PREFERRED STOCKS
      (cost $3,212,585)                                                6,059,913
                                                                    ------------
TOTAL INVESTMENTS - 98.6%
      (cost $134,695,866)                                            221,619,641
Other assets less liabilities - 1.4%                                   3,179,588
                                                                    ------------
NET ASSETS - 100.0%                                                 $224,799,229
                                                                    ============


(a) Non-income  producing security.
ADR - American  Depositary  Receipt.
GDR - Global Depositary Receipt.
NVDR - Non Voting Depositary  Receipt.
PCL - Public Company Limited.

* Securities are exempt from registration under rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange, therefore, fair valuation is typically not required.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007                          BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------
ASSETS
   Investments, at value (cost $134,695,866)                       $221,619,641
   Cash                                                               3,773,209
   Foreign cash, at value (cost $286,879)                               288,040
   Receivable for investments sold                                      752,350
   Dividends and interest receivable                                    253,363
   Other assets                                                          14,651
                                                                   ------------

   Total Assets                                                     226,701,254
                                                                   ------------

LIABILITIES
   Payable for investments purchased                                  1,193,088
   Advisory fee payable                                                 296,426
   Servicing fee payable                                                 62,283
   Unrealized depreciation on forward foreign currency contracts            204
   Accrued expenses and other liabilities                               350,024
                                                                   ------------

   Total Liabilities                                                  1,902,025
                                                                   ------------

NET ASSETS                                                         $224,799,229
                                                                   ============


COMPOSITION OF NET ASSETS
   Paid-in capital                                                 $122,376,628
   Distributions in excess of net investment income                     (30,424)
   Accumulated net realized gain on investments and
      foreign currency transactions                                  15,527,967
   Net unrealized appreciation in value of investments
      and foreign currencies                                         86,925,058
                                                                   ------------
                                                                   $224,799,229
                                                                   ============
NET ASSET VALUE, PER SHARE

   CLASS I ($14,879,043 / 669,878  shares outstanding),
      unlimited authorized, no par value                           $      22.21
                                                                   ============
      Maximum Purchase Price Per Share (Note E)                    $      22.27
                                                                   ============
      Minimum Redemption Price Per Share (Note E)                  $      22.15
                                                                   ============

   CLASS III ($209,920,186 / 9,470,504 shares outstanding),
      unlimited authorized, no par value                           $      22.17
                                                                   ============
      Maximum Purchase Price Per Share (Note E)                    $      22.23
                                                                   ============
      Minimum Redemption Price Per Share (Note E)                  $      22.11
                                                                   ============

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007       BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $414,643)         $ 5,492,865
   Interest                                                              74,311
                                                                    -----------
      TOTAL INVESTMENT INCOME                                         5,567,176
                                                                    -----------

EXPENSES
   Advisory fee (Note B)                                              1,103,964
   Shareholder servicing fees - Class III Shares (Note B)               194,418
                                Class II Shares (Note B)                 57,691
                                Class I Shares (Note B)                   5,458
   Custody                                                              267,464
   Fund Accounting                                                      145,459
   Legal                                                                109,617
   Insurance                                                             47,136
   Professional fees                                                     32,005
   Trustees' fees                                                        27,284
   Transfer Agency                                                       11,932
   Miscellaneous                                                          4,614
                                                                    -----------
   TOTAL EXPENSES                                                     2,007,042
                                                                    -----------

      NET INVESTMENT INCOME                                           3,560,134
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
   Net realized gain (loss) from:
      Investments                                                    72,710,979
      Foreign currency transactions                                    (183,176)
                                                                    -----------
                                                                     72,527,803
                                                                    -----------
   Net change in unrealized appreciation/depreciation on:
      Investments                                                     7,608,726
      Translation of assets and liabilities in foreign currencies        (5,554)
                                                                    -----------
                                                                      7,603,172
                                                                    -----------

   Net realized and unrealized gain on investments and
      foreign currency transactions                                  80,130,975
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $83,691,109
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                                          BAILLIE GIFFORD EMERGING MARKETS FUND
------------------------------------------------------------------------------------------------------------------
                                                                               FOR THE               FOR THE
                                                                              YEAR ENDED            YEAR ENDED
                                                                           DECEMBER 31, 2007     DECEMBER 31, 2006
                                                                           -----------------     -----------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income                                                   $       3,560,134     $       1,973,025
   Net realized gain from investments and foreign currency transactions           72,527,803            47,584,165
   Net change in unrealized appreciation/depreciation on investments
      and translation of assets and liabilities in foreign currencies              7,603,172            10,682,585
                                                                           -----------------     -----------------
   Net increase in net assets from operations                                     83,691,109            60,239,775
                                                                           -----------------     -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class I                                                                       (220,048)                   --
      Class II                                                                            --              (303,881)
      Class III                                                                   (3,448,058)           (1,076,307)
   Capital gains:
      Class I                                                                     (3,764,066)                   --
      Class II                                                                            --            (9,431,176)
      Class III                                                                  (60,168,046)          (34,191,469)
                                                                           -----------------     -----------------

   TOTAL DIVIDENDS AND DISTRIBUTIONS                                             (67,600,218)          (45,002,833)
                                                                           -----------------     -----------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net proceeds from shares subscribed:
      Class I                                                                     14,962,500                    --
      Class III                                                                   42,176,923                    --
   Purchase premiums:
      Class I                                                                          2,280                    --
      Class III                                                                       35,220                    --
   Redemption fees:
      Class I                                                                          3,050                    --
      Class II                                                                        22,946                21,973
      Class III                                                                      174,255                72,474
   Dividends and distributions reinvested:
      Class I                                                                      3,984,115                    --
      Class II                                                                            --            14,485,685
      Class III                                                                   63,616,104            53,424,514
   Cost of shares redeemed:
      Class II                                                                   (51,199,480)           (7,518,797)
      Class III                                                                  (71,077,694)          (30,259,904)
                                                                           -----------------     -----------------
   INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF
      BENEFICIAL INTEREST                                                          2,700,219            30,225,945
                                                                           -----------------     -----------------

   TOTAL INCREASE IN NET ASSETS                                                   18,791,110            45,462,887

NET ASSETS
   Beginning of year                                                             206,008,119           160,545,232
                                                                           -----------------     -----------------
   End of year (distributions in excess of net investment income           $     224,799,229     $     206,008,119
     of $30,424 and $40,633, respectively)                                 =================     =================

The accompanying notes are an integral part of the financial statements.

     FINANCIAL HIGHLIGHTS                  BAILLIE GIFFORD EMERGING MARKETS FUND
     ---------------------------------------------------------------------------

     SELECTED DATA FOR CLASS I SHARES OUTSTANDING
     THROUGHOUT EACH PERIOD:


                                                              FOR THE PERIOD
                                                           NOVEMBER 15, 2007(a)
                                                                 THROUGH
                                                            DECEMBER 31, 2007
                                                          ----------------------
     Net asset value, beginning of period                         $30.53
                                                          ----------------------
     INCOME FROM INVESTMENT OPERATIONS
     ---------------------------------
     Net investment loss(b)                                       -0.04
     Net realized and unrealized loss
        on investments and foreign
        currency transactions                                     -0.16
                                                          ----------------------
     Net decrease in net asset
        value from investment operations                          -0.20
                                                          ----------------------

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     -------------------------------------------
     Dividends from net investment income                         -0.45
     Taxable distributions in excess of net
     investment income
        and net realized gain on investments                      -7.68
                                                          ----------------------
        Total Dividends and Distributions                         -8.13
                                                          ----------------------

     PROCEEDS FROM PURCHASE PREMIUMS AND
     -----------------------------------
     REDEMPTION FEES                                               0.01
     ---------------
                                                          ----------------------

     Net asset value, end of period                               $22.21
                                                          ======================

     TOTAL RETURN
     ------------
     Total investment return based on net
        asset value(c)                                            -0.56%
     RATIOS/SUPPLEMENTAL DATA
     ------------------------
     Net assets, end of period
        (000's omitted)                                          $14,879
     Ratio of net expenses
        to average net assets                                     1.37%*
     Ratio of net investment loss
        to average net assets                                    -1.12%*
     Portfolio turnover rate                                       61%


*    Annualized.
(a)  Commencement of investment operations.
(b)  Calculated based upon average shares outstanding during the period.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.


     FINANCIAL HIGHLIGHTS
                                                                                               BAILLIE GIFFORD EMERGING MARKETS FUND
     -------------------------------------------------------------------------------------------------------------------------------

     SELECTED DATA FOR CLASS III SHARES OUTSTANDING THROUGHOUT EACH PERIOD:



                                                    FOR THE          FOR THE         FOR THE        FOR THE        FOR THE PERIOD
                                                   YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     APRIL 4, 2003(a)
                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,         THROUGH
                                                      2007            2006            2005            2004        DECEMBER 31, 2003
                                                 --------------  --------------  --------------  --------------  -------------------
     Net asset value, beginning of period            $21.42          $19.78          $16.61          $15.03            $10.00
                                                 --------------  --------------  --------------  --------------  -------------------
     INCOME FROM INVESTMENT OPERATIONS
     ---------------------------------
     Net investment income(b)                         0.38            0.25            0.30            0.26              0.10
     Net realized and unrealized gain
       on investments and foreign
       currency transactions                          9.45            7.24            6.36            3.36              5.82
                                                 --------------  --------------  --------------  --------------  -------------------
     Net increase in net asset value
        from investment operations                    9.83            7.49            6.66            3.62              5.92
                                                 --------------  --------------  --------------  --------------  -------------------

     DIVIDENDS AND DISTRIBUTIONS
     ---------------------------
     TO SHAREHOLDERS
     ---------------
     Dividends from net investment income            -0.50            -0.18           -0.34          -0.75              -0.10
     Taxable distributions in excess of net
        investment income and net realized gain
        on investments                               -8.61            -5.68           -3.15          -1.29              -0.79
                                                 --------------  --------------  --------------  --------------  -------------------
           Total Dividends and Distributions         -9.11            -5.86           -3.49          -2.04              -0.89
                                                 --------------  --------------  --------------  --------------  -------------------

     PROCEEDS FROM PURCHASE
     ----------------------
      PREMIUMS AND REDEMPTION FEES                    0.03             0.01              --             --                 --
      ----------------------------               --------------  --------------  --------------  --------------  -------------------

     Net asset value, end of period                  $22.17          $21.42          $19.78          $16.61            $15.03
                                                 ==============  ==============  ==============  ==============  ===================

     TOTAL RETURN
     ------------
     Total investment return
     based on net asset value(c)                      46.59%          38.30%          40.47%          24.62%            59.22%
     RATIOS/SUPPLEMENTAL DATA
     ------------------------
     Net assets, end of period
        (000's omitted)                            $209,920        $161,874        $127,251        $114,351           $81,204
     Ratio of net expenses
        to average net assets                          0.87%           0.88%           0.96%           0.77%             1.11%*
     Ratio of net investment income
        to average net assets                          1.48%           1.10%           1.61%           1.67%             1.06%*
     Portfolio turnover rate                             61%             50%             48%             80%               68%


*    Annualized.
(a)  Commencement of investment operations.
(b)  Calculated based upon average shares outstanding during the period.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

NOTE A -- ORGANIZATION AND ACCOUNTING POLICIES

The Baillie Gifford Emerging Markets Fund (the "Fund") is a series of Baillie Gifford Funds (the "Trust"). The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Amended and Restated Agreement and Declaration of Trust dated August 17, 2001. The Fund offers three classes of shares, Class I, Class II and Class III shares (unlimited number of shares are authorized, without par value). At December 31, 2007, only Class I and Class III shares were issued and outstanding.

The financial statements of the Fund have been prepared in conformity with accounting principles generally accepted in the United States of America. Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Fund and disclosure of contingent assets and liabilities for the Fund at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Fund during the reporting period. Actual results could differ from those estimates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The following is a summary of significant accounting policies followed by the Fund.

VALUATION OF INVESTMENTS

Equity securities listed on an established securities exchange are normally valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over-the-counter securities not so listed, are valued at the mean between the last available bid and asked price. Other securities for which current market quotations are not readily available, and all other assets, are taken at fair value as determined in good faith by Baillie Gifford Overseas Limited (the "Manager"), pursuant to procedures approved by the trustees of the Trust (the "Trustees"). The actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events may not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Trustees.

The Fund invests in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices, and generally less government supervision of foreign securities markets and issuers.

Repurchase agreements are carried at cost, which approximates market value (See Note D).

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets, and liabilities. For the Fund, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by the Fund. When forward contracts are closed, the Fund records realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions. At December 31, 2007, the Fund had the following open forward currency contracts:

     Settlement              Contracts            In Exchange     Unrealized
        Date                 To Deliver               For            Loss
---------------------- ----------------------- ------------------ ------------
      1/2/2008             GBP   18,711          USD  37,247       $  (38)

      1/2/2008             HKD (291,596)         USD (37,397)        (112)

      1/2/2008             HKD (745,290)         USD (95,582)         (54)
---------------------- ----------------------- ------------------ ------------
                                                                   $ (204)
                                                                  ============

Currency Legend:
HKD - Hong Kong Dollar
GBP - British Pound
USD- United States Dollar


SECURITIES TRANSACTIONS AND INVESTMENT INCOME

The Fund's securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

FEDERAL TAXES

The Trust intends to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended, and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Fund's shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes-an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of December 31, 2007, management has evaluated the application of FIN 48 to the Fund, and has determined that there is no material impact resulting from the adoption of FIN 48 on the Fund's financial statements.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date. Currently, the Fund's policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations.

Currency losses incurred after October 31 ("post-October Currency losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will defer post-October Currency losses of $30,462 during 2007.

At December 31, 2007, the components of accumulated earnings on a tax basis were as follows:

-------------------------- --------------------- ------------------------ -------------------------- --------------------------
                                                                          Net Unrealized
                           Undistributed         Undistributed Net        Appreciation on            Total
                           Net Ordinary Income   Realized Long-Term       Investments and Foreign    Accumulated
Fund                                             Capital Gains            Currencies                 Earnings
-------------------------- --------------------- ------------------------ -------------------------- --------------------------
Emerging Markets              $1,238,827            $14,751,450              $86,462,786               $102,453,063
-------------------------- --------------------- ------------------------ -------------------------- --------------------------

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to the differing book/tax treatment of short-term capital gains and wash sales.

For the year ended December 31, 2007, the following reclassifications have been made on the Statement of Assets and Liabilities as a results of certain differences in the computation of net investment income and net realized capital gains under U.S. federal income tax rules and regulations versus accounting principles generally accepted in the United States of America, such as the treatment of foreign currency gains and losses and the redesignation of dividends:

----------------------------------- --------------------- ---------------------
                                                          Accumulated Net
                                                          Realized Capital
                                                          Gains on
                                    Distributions in      Investments and
Fund                                Excess of  Net        Foreign Currencies
                                    Investment Income
----------------------------------- --------------------- ---------------------
Emerging Markets                          $118,181             $(118,181)

----------------------------------- --------------------- ---------------------


For the years ended December 31, 2007 and December 31, 2006, the tax character of the dividends paid, as reflected in the Statements of Changes in Net Assets, were:

---------------------- --------------------------- -----------------------------



Fund                          Ordinary Income          Long-Term Capital Gains
---------------------- --------------------------- -----------------------------
                            2007          2006          2007            2006
---------------------- ------------- ------------- -------------- --------------
Emerging Markets        $14,062,287   $4,079,607    $53,537,931    $ 40,923,226

---------------------- ------------- ------------- -------------- --------------

NOTE B -- INVESTMENT MANAGEMENT AND OTHER SERVICES

The Fund is advised and managed by the Manager. The Manager, an investment adviser registered with the Securities and Exchange Commission, is a wholly owned subsidiary of Baillie Gifford & Co.

Under an Investment Advisory Agreement between the Manager and the Trust on behalf of the Fund, the Fund pays the Manager a quarterly management fee, in arrears, at 0.50% annual rate of the respective Fund's average net assets (calculated by taking the average of all determinations of net asset value made at the end of each month). For the year ended December 31, 2007, the Fund incurred $1,103,964 in management fees.

The Fund has adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Fund pays the Manager a fee at the annualized rate of 0.30% and 0.10% of the Fund's average daily net assets attributable to Class I and Class III shares, respectively. For the year ended December 31, 2007, the Fund incurred $5,458 and $194,418 in shareholder servicing fees for Class I and Class III shares, respectively.

NOTE C -- INVESTMENT TRANSACTIONS

Purchases  and  proceeds  from  sales  of   securities   (excluding   short-term
securities) were $131,558,517 and $193,115,037, respectively.

The gross unrealized appreciation and (depreciation) on investments at December 31, 2007 were as follows:

 Gross Unrealized Appreciation                                      $90,207,096
 Gross Unrealized (Depreciation)                                     (3,283,321)
                                                                    -----------
 Net Unrealized Appreciation                                        $86,923,775
                                                                    -----------


The Fund's cost of investments and gross unrealized appreciation (depreciation) at December 31, 2007 for U.S. federal income tax purposes, were as follows:

---------------- --------------- -------------- -------------- -----------------


                   Cost of        Gross          Gross          Net Appreciation
Fund               Investments    Appreciation   Depreciation   (Depreciation)
----------------  -------------  -------------  -------------  -----------------
Emerging Markets   $135,158,176   $91,299,142    $(4,837,677)   $86,461,465

----------------  -------------  -------------  -------------  -----------------

The Fund may be party to financial instruments with off-balance-sheet risk, primarily forward contracts, in order to minimize the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counter-parties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such currencies.

NOTE D -- REPURCHASE AGREEMENTS

A repurchase agreement is the purchase of a security at a specified price with an agreement to sell the same or substantially the same security to the same counterparty at a fixed or determinable price at a future date. Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral and may claim any resulting loss against the seller. Repurchase agreements by the Fund of more than seven days duration (or investments in any other securities which are deemed to be illiquid) are not permitted if more than 15% of the Fund's net assets would be so invested. At December 31, 2007, the Fund did not have any repurchase agreements outstanding.

NOTE E -- TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                              Emerging Markets Fund

                         Class I Shares                 Class III Shares
                      For the Period Ended             For the Year Ended
                        December 31, 2007               December 31, 2007
                  ----------------------------    -----------------------------
                     Shares          Amount          Shares           Amount
                  ------------    ------------    ------------     ------------

Shares sold            490,095    $ 14,962,500       1,669,552     $ 42,176,923


Redemption fees             --           3,050              --          174,255

Purchase premium            --           2,280              --           35,220

Shares issued in
reinvestment of
dividends and
distributions          179,783       3,984,115       2,816,124       63,616,104

Shares redeemed             --              --      (2,570,901)     (71,077,694)
                  ------------    ------------    ------------     ------------



Net increase           669,878    $ 18,951,945       1,914,775     $ 34,924,808
                  ============    ============    ============     ============

                            Class III Shares
                           For the Year Ended
                           December 31, 2006
                    -----------------------------
                       Shares           Amount
                    ------------     ------------

Shares sold                   --               --

Redemption fees               --     $     72,474

Shares issued in
reinvestment of
dividends and
distributions          2,497,678       53,424,514

Shares redeemed       (1,375,957)     (30,259,904)
                    ------------     ------------



Net increase           1,121,721     $ 23,237,084
                    ============     ============


The Fund charges purchase premiums (25 basis points) in the case of cash investments and redemption fees (25 basis points) in the case of cash redemptions. All purchase premiums and redemption fees are paid to and retained by the Fund and are intended to offset brokerage and transaction costs arising in connection with purchases or redemptions. The purchase premium and redemption fee may be waived or reduced by the Manager if the brokerage and transaction costs in connection with the purchase or redemption are minimal or in other circumstances in the Manager's discretion.

At December 31, 2007, Nebraska Investment Council, which is a Nebraska state investment agency located at 941 "O" Street, Suite 500, Lincoln, Nebraska 68506, owned 70.06% of the voting securities of the Fund, and the Fire and Police Pension Association of Colorado located at 5290 DTC Parkway, Suite 100, Greenwood Village, Colorado 80111-2721, owned 23.32% of the voting securities of the Fund and the Guardian Life Assurance company of America located at 7 Hanover Square, 20th Floor, New York, 10004, owned 6.62% of the voting securities of the fund.

NOTE F -- NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS No. 157). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

NOTE G - COMMITMENTS AND CONTINGENCIES

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE H - CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 31, 2006, KPMG LLP was dismissed as the independent registered public accounting firm for the Baillie Gifford Funds. KPMG LLP was previously engaged as the independent registered public accounting firm to audit the Fund's financial statements. KPMG LLP issued reports on the Fund's financial statements as of December 31, 2005, 2004 and 2003. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. The decision to remove KPMG LLP was approved by the Fund's Audit Committee and ratified by the Fund's Board of Trustees. At no time during the two fiscal years immediately preceding the dismissal of KPMG LLP or for the period January 1, 2006 through August 31, 2006, were there any disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its reports. At no time during the period immediately preceding the dismissal of KPMG LLP through August 31, 2006, did any of the events relating to management's representations, an expansion of the scope of audit work or discovery of information impacting the fairness or reliability of the Baillie Gifford Fund's financial statements enumerated in paragraphs (1)(v)(A) through (D) of Item 304(a) of Regulation S-K occur. The Funds engaged Briggs Bunting & Dougherty, LLP ("BBD") as its new independent registered public accounting firm on August 31, 2006.

During the two fiscal years immediately preceding the dismissal of KPMG LLP and through August 31, 2006, the date the Board of Trustees approved BBD as the Fund's auditor, the Fund did not consult BBD regarding either (1) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or (2) any matter that was either the subject of a disagreement or a reportable event, as such terms are defined in Item 304 of Regulation S-K.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES OF BAILLIE GIFFORD FUNDS
AND SHAREHOLDERS OF THE BAILLIE GIFFORD EMERGING MARKETS FUND


We have audited the accompanying statement of assets and liabilities of the Baillie Gifford Emerging Markets Fund, a series of shares of beneficial interest of Baillie Gifford Funds, including the portfolio of investments, as of December 31, 2007, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the years and the period in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years and the period in the period from April 4, 2003 (commencement of operations) through December 31, 2005 were audited by other auditors whose report dated February 28, 2006 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Baillie Gifford Emerging Markets Fund as of December 31, 2007, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for each of the years and the period in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.



                                            BRIGGS, BUNTING & DOUGHERTY, LLP


PHILADELPHIA, PENNSYLVANIA
FEBRUARY 27, 2008

SUPPLEMENTAL INFORMATION (UNAUDITED)

Qualified dividend income of as much as $4,983,926 was taxable to the Fund through December 31, 2007. The Fund intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

In January 2008, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the U.S. federal tax status of distributions received by you in the calendar year 2007.

The Fund designates $53,537,931 as a long-term capital gain dividend subject to 15% tax rate.


MANAGEMENT OF THE TRUST

The following tables set forth the Trustees and Officers of the Trust, their principal occupations during the past five years, and certain other information.


------------------------------------------------------------------------------------------------------------------------------------
                                           LENGTH OF                                                            NUMBER OF FUNDS IN
                      POSITION(S) HELD       TIME                                                                  FUND COMPLEX
    NAME AND AGE(1)      WITH TRUST        SERVED(2)        PRINCIPAL OCCUPATION DURING PAST 5 YEARS(3)         OVERSEEN BY TRUSTEE
--------------------- ------------------ ------------ -------------------------------------------------------- ---------------------
TRUSTEES
--------------------- ------------------ ------------ -------------------------------------------------------- ---------------------
John G. Barrie, Jr.   Trustee            Since 2000   Retired.  Formerly: Assistant Treasurer, Dominion
Age: 67                                               Resources, Inc. (electric and gas utility).                         1

--------------------- ------------------ ------------ -------------------------------------------------------- ---------------------
George W. Browning    Trustee            Since 2007   Retired.  Formerly: Managing Director, Client Service,
Age: 65                                               Babson Capital Management, LLC (investment manager).
                                                                                                                          1
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
R. Robin Menzies(4)   Trustee,           Since 2000   Partner, Baillie Gifford & Co. (investment manager);
Age: 55               Chairman of the                 Director, Baillie Gifford Overseas Ltd. (investment
                      Board and                       adviser); Director and Chief Executive, Guardian                    1
                      President                       Baillie Gifford Ltd. (investment adviser).
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (OTHER THAN OFFICERS WHO ARE ALSO TRUSTEES)
------------------------------------------------------------------------------------------------------------------------------------
Edward H. Hocknell    Vice President     Since 2000   Partner, Baillie Gifford & Co. (investment manager);
Age: 47                                               Director, Baillie Gifford Overseas Ltd. (investment                N/A
                                                      adviser). Director, Guardian Baillie Gifford Ltd.
                                                      (investment adviser).
--------------------- ------------------ ------------ -------------------------------------------------------- ---------------------
Alan Paterson         Vice President     Since 2000   Partner, Baillie Gifford & Co. (investment manager).
Age: 40                                                                                                                  N/A

--------------------- ------------------ ------------ -------------------------------------------------------- ---------------------
Dickson Jackson       Vice President     Since 2005   Head of Institutional Clients Accounting Department,
Age: 36                                               Baillie Gifford & Co. (investment manager); formerly,              N/A
                                                      Treasurer of the Trust (2001 to 2005).
--------------------- ------------------ ------------ -------------------------------------------------------- ---------------------
Nigel Cessford        Treasurer          Since 2005   Head of Overseas Institutional Clients Accounting
Age: 44                                               Department, Baillie Gifford & Co. (investment manager).            N/A
--------------------- ------------------ ------------ -------------------------------------------------------- ---------------------
Angus N.G. Macdonald  Secretary          Since 2000   Head of Legal for the Baillie Gifford Group
Age: 42                                               (investment manager).                                              N/A

--------------------- ------------------ ------------ -------------------------------------------------------- ---------------------
Graham Laybourn       Chief Compliance   Since 2005   Compliance Officer, Baillie Gifford Group (investment
Age: 41               Officer                         manager).                                                          N/A
--------------------- ------------------ ------------ -------------------------------------------------------- ---------------------

(1) The address of each Trustee and Officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.
(2) There is no stated term of office for the Trustees. The Chairman of the Board, President, Secretary, and Treasurer of the Trust are elected annually by the Trustees. Other officers may be elected or appointed by the Trustees at any time.
(3) Previous positions during the past five years with Baillie Gifford & Co., Baillie Gifford Overseas Ltd. and Baillie Gifford Group are omitted if not materially different from the positions listed.
(4) Mr. Menzies is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager due to his involvement with the Manager. Prior to October 2006, Mr. Menzies served as an officer of portfolios in the Guardian Funds fund complex.


Additional information regarding the Trustees is available upon request, without
charge,    by   calling   Baillie   Gifford    Overseas   Limited   collect   at
011-44-131-275-2000.

ITEM 2. CODE OF ETHICS.

(a) As of December 31, 2007, the registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)     Not applicable.

(c) During the period covered by the shareholder report presented in Item 1, the registrant made certain updating and procedural changes relating to the administration of its Code of Ethics. The revised Code of Ethics is attached hereto as an exhibit.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period.

(e)     Not applicable.

(f)     The registrant's Code of Ethics is attached hereto as an exhibit.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Mr. John G. Barrie, Jr., a member of the Board's Audit Oversight Committee, is an audit committee financial expert. Mr. Barrie is "independent" for purposes of this Item 3 of Form N-CSR. Mr. Barrie formerly served in various supervisory and managerial positions in accounting and finance at Dominion Resources, Inc. and affiliates. In these positions, Mr. Barrie was extensively involved in the preparation, analysis and use of corporate financial statements. In the capacity of Assistant Treasurer of Dominion Resources, Inc., Mr. Barrie had principal responsibility for administering the investment of over $1 billion of retirement plan assets, and was involved with internal and external auditors in establishing internal controls and procedures relating to the administration and reporting of retirement plan investments.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (d)
Fees for Services Rendered to the Registrant
--------------------------------------------------------------------------------
FISCAL YEAR       AUDIT FEES    AUDIT-RELATED FEES   TAX FEES    ALL OTHER FEES
--------------------------------------------------------------------------------
2006              $21,000       $0                   $10,250     $0

--------------------------------------------------------------------------------
2007              $22,000       $0                   $ 4,000     $0
--------------------------------------------------------------------------------

Audit fees include amounts for auditing and reporting on the financial statements and the financial highlights included in the Fund's annual report to the shareholders, issuance of the auditor's consent to be included in the Amendment to the Registration Statement, issuance of the auditor's report on internal controls for inclusion in form N-SAR and provision of comments on the Fund's interim financial statements (as requested).

Tax fees include amounts for services rendered to the registrant for tax compliance, tax planning and tax advice, including tax return preparation and review of and participation in determining required income and capital gains distributions.

There was (pound) 0 billed in 2007 by the registrant's accountants and (pound) 28,000 billed in 2006 by the registrant's former accountants (KPMG though August 31, 2006, BBD beginning September 01, 2006) for services rendered in connection with reports on the internal control procedures of the investment management operations of Baillie Gifford Overseas Limited ("BGO"), the registrant's investment adviser, Baillie Gifford & Co. ("BG & Co."), the parent company of BGO, and certain other affiliates. The engagements, which were between the registrant's accountant and BG & Co., were approved pursuant to paragraph (c)
(7) (ii) of Rule 2-01 of Regulations S-X.

(e) (1) Engagements that are required to be pre-approved by the registrant's Audit Oversight Committee may be pre-approved (i) at any regular or special meeting of the Committee or (ii) by the Chairman of the Committee or any other member of the Committee who is an independent trustee of the registrant if the estimated dollar amount of the fee for the particular service does not exceed a certain threshold.

(e) (2) Not applicable.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's former accountant and accountant (KPMG though August 31, 2006, BBD beginning September 01, 2006) for services rendered to the registrant and rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

2006: $599,598

2007: $0

The amounts included above for non-audit services rendered to the registrant's investment adviser relate to its fiscal year ended March 31. Such amounts do not include the fees billed by the registrant's accountants to BG & Co. for the internal controls report described above. Such fees were (pound) 0 for 2007 and (pound) 28,000 for 2006.

(h) In evaluating the independence of the registrant's accountant, the Audit Oversight Committee of the registrant's Board of Trustees considered the provision of non-audit services, which were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, rendered to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant and determined that the provision of such services is compatible with maintaining the principal accountant's independence.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that to the best of their knowledge the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal quarter of the second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics

(a)(2)(i) Certification of the Principal Executive Officer required by Rule 30a-2 under the Investment Company Act of 1940.

(a)(2)(ii) Certification of the Principal Financial Officer required by Rule 30a-2 under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BAILLIE GIFFORD FUNDS
            -----------------------


By   /s/ R Robin Menzies
     --------------------------
     R Robin Menzies, President

Date February 29, 2008
     --------------------------


     Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ R Robin Menzies
     --------------------------
     R Robin Menzies, President

Date February 29, 2008
     --------------------------

By   /s/ Nigel Cessford
     --------------------------
     Nigel Cessford, Treasurer

Date February 29, 2008
     --------------------------